Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Mar. 28, 2018	Sep. 14, 2017	Jul. 18, 2017	Jul. 17, 2017	Apr. 21, 2017	Mar. 10, 2017	Feb. 03, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 09, 2018	Jun. 19, 2017	Feb. 22, 2017	Dec. 16, 2016
Common stock, shares authorized								500,000,000		500,000,000	500,000,000
Preferred stock, shares authorized								10,000,000		10,000,000	10,000,000
Ownership percentage														19.99%
Stock issued during period of services value										$ 500,000
Royalty fee					$ 50,000
Stock based compensation								$ 2,500	$ 525,000	532,500
Warrants issued to purchase common stock								648,600
Website expenses								$ 161	$ 0	$ 4,695	$ 0
Convertible Notes Payable [Member]
Anti-dilutive shares excluded from computation								1,181,800
Outstanding Warrants [Member]
Anti-dilutive shares excluded from computation								648,600
Emet Capital Partners, LLC [Member]
Debt face amount	$ 25,850
Debt instrument, maturity date	Sep. 14, 2018
Warrants issued to purchase common stock	98,600	110,000
Exercise price of warrants	$ .50	$ 0.50
Warrants term	5 years	5 years
Waiver Note [Member]
Debt face amount												$ 20,000
Debtenture [Member] | Emet Capital Partners, LLC [Member]
Debt face amount	$ 13,750
Allonge [Member] | Emet Capital Partners, LLC [Member]
Debt face amount	$ 12,100
Jimmy Wayne Anderson [Member]
Stock issued during period of services value						$ 10,000
Stock issued during period of services shares						10,000
Xeraflop Technologies [Member]
Debt face amount				$ 100,000
Debt accrues interest rate				12.00%
Debt instrument, maturity date				Jun. 30, 2018
Common stock purchase warrant percentage				20.00%
Sylios Corp [Member]
Common stock, shares authorized						26,905,969									500,000,000
Preferred stock, shares authorized															10,000,000
Ownership percentage						19.99%	80.10%
Royalty percentage					10.00%
Common stock, shares issued						5,378,476	21,527,493
Stockholders equity note spin off transaction description							On the basis of one share of Company common stock for each 500 shares of Sylios Corp common stock held
Bud Bank [Member]
Common stock, shares authorized													250,000,000
Preferred stock, shares authorized													5,000,000
Royalty percentage					3.00%
MCAP [Member]
Stock based compensation				$ 15,000
Initial stock based compensation paid			$ 5,000
MCAP [Member] | First Payment [Member]
Stock based compensation				5,000
MCAP [Member] | Second Payment [Member]
Stock based compensation				5,000
MCAP [Member] | Final Payment [Member]
Stock based compensation				$ 5,000